Derivative Instruments And Hedging Activities (Narrative) (Details) In Billions, unless otherwise specified	Sep. 30, 2011 USD ($)	Sep. 30, 2011 JPY (¥)	Mar. 31, 2011 JPY (¥)
Derivative Instruments And Hedging Activities (Abstract)
Offset of cash collateral receivables against net derivative liabilities	$ 13.17	¥ 1,015.00	¥ 605.00
Offset of cash collateral payables against net derivative assets	11.33	873.00	456.00
Derivative liability position with credit-risk-related contingent features	25.81	1,988.00	1,779.00
Derivative liability position with related collateral pledged	15.58	1,201.00	958.00
Additional collateral required to be posted, aggregate fair value	$ 0.24	¥ 19.00	¥ 18.00